UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2008

Date of reporting period:	9/30/2008

Item 1.	Schedule of Investments

VCA-2

Schedule Of Investments As of September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 98.1%
Auto Components - 0.1%
Goodyear Tire & Rubber Co. (The) (a)	18,800	$287,828

Biotechnology - 1.4%
Gilead Sciences Inc. (a)	91,000	4,147,780

Capital Markets - 3.2%
Bank of New York Mellon Corp. (The)	161,670	5,267,209
Goldman Sachs Group Inc. (The)	36,000	4,608,000

		9,875,209

Commercial Services & Supplies - 1.6%
Waste Management, Inc.	152,600	4,805,374

Communications Equipment - 1.4%
QualComm, Inc.	97,500	4,189,575

Computers & Peripherals - 1.2%
Apple, Inc. (a)	32,900	3,739,414

Consumer Finance - 2.1%
SLM Corp. (a)	517,500	6,385,950

Diversified Consumer Services - 4.3%
Career Education Corp. (a)	320,300	5,236,905
H & R Block, Inc.	347,100	7,896,525

		13,133,430

Diversified Financial Services - 0.8%
J.P Morgan & Chase Co.	54,800	2,559,160

Energy Equipment & Services - 2.4%
Halliburton Co.	138,200	4,476,298
National Oilwell Varco Inc. (a)	57,300	2,878,179

		7,354,477

Electric Utilities - 1.3%
Entergy Corp.	44,900	3,996,549

Food & Staples Retailing - 6.0%
CVS Caremark Corp.	155,700	5,240,862
Kroger Co. (The)	291,500	8,010,420
Wal-Mart Stores, Inc.	85,800	5,138,562

		18,389,844

Food Products - 6.0%
Cadbury PLC. ADR (United Kingdom)	188,108	7,701,141
ConAgra Foods, Inc.	386,300	7,517,398
Tyson Foods, Inc. Cl. A	254,900	3,043,506

		18,262,045

Health Care Providers & Services - 3.2%
Cardinal Health, Inc.	99,000	4,878,720
Omnicare, Inc.	167,000	4,804,590

		9,683,310

Household Products - 2.1%
Kimberly-Clark Corp.	98,200	6,367,288

Independent Power Producers & Energy Traders - 1.2%
NRG Energy, Inc. (a)	149,200	3,692,700

Insurance - 5.6%
Allstate Corp. (The)	66,900	3,085,428
Berkshire Hathaway Inc. (a)	400	1,758,000
Loews Corp.	121,500	4,798,035
XL Capital Ltd.	412,000	7,391,280

		17,032,743

Internet & Catalog Retail - 0.2%
HSN, Inc. (a)	51,160	563,272

Internet Software & Services - 3.3%
Google, Inc. Cl. A (a)	11,800	4,726,136
IAC/InterActiveCorp. (a)	319,800	5,532,540

		10,258,676

IT Services - 1.3%
Infosys Technologies Limited ADR (India)	116,100	3,867,291

Media - 5.7%
Liberty Global, Inc. Ser. C (a)	257,705	7,238,933
Comcast Corp.	370,500	7,272,915
Sirius XM Radio, Inc. (a)	4,984,300	2,841,051

		17,352,899

Metals & Mining - 2.7%
Freeport-McMoRan Cooper & Gold, Inc.	76,100	4,326,285
Lihir Gold Limited ADR (Papua New Guinea) (a)	195,200	4,079,680

		8,405,965

Multi-Utilities - 2.3%
Sempra Energy	138,900	7,010,283

Office Electronics - 2.0%
Xerox Corp.	536,200	6,182,386

Oil, Gas & Consumable Fuels - 16.1%
Devon Energy Corp.	59,400	5,417,280
EOG Resources Inc.	41,100	3,676,806
Hess Corp.	34,300	2,815,344
Nexen, Inc.	212,000	4,924,760
Occidental Petroleum Corp.	96,900	6,826,605
Petroleo Brasileiro SA ADR (Brazil)	66,100	2,905,095
Suncor Energy, Inc.	122,600	5,166,364
Talisman Energy, Inc.	264,500	3,761,190
Valero Energy Corp.	116,300	3,523,890
Williams Cos Inc.	188,400	4,455,660
XTO Energy, Inc.	125,100	5,819,652

		49,292,646

Paper & Forest Products - 1.0%
Domtar Corp. (a)	647,700	2,979,420

Pharmaceuticals - 5.5%
Mylan Inc. (a)	328,700	3,753,754
Schering-Plough Corp.	400,500	7,397,235
Wyeth	154,500	5,707,230

		16,858,219

Semiconductors & Semiconductor Equipment - 1.6%
Marvell Technology Group Ltd. (a)	369,400	3,435,420
Spansion Inc. (a)	841,300	1,304,015

		4,739,435

Software - 6.6%
Adobe Systems Incorporated (a)	144,600	5,707,362
CA Inc.	342,700	6,840,292
Symantec Corp. (a)	391,700	7,669,486

		20,217,140

Thrifts & Mortgage Finance - 2.0%
People’s United Financial, Inc.	325,060	6,257,405

Wireless Telecommunication Services - 3.9%
NII Holdings, Inc. (a)	176,100	6,677,712
Sprint Nextel Corp.	628,288	3,832,557
Virgin Mobile USA Inc. (a)	505,500	1,486,170

		11,996,439

TOTAL COMMON STOCKS
(Cost: $324,797,006)		299,884,152

	Principal Amount (000)
CORPORATE BOND - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Trident Resources., Unsec’d Note, PIK (Canada),
Private Placement, 12.39625% due 8/12/12 (b)(c)
(Cost: $5,205,484; purchased 8/20/07)	CAD 5,205	4,549,910

	Shares
WARRANT
Oil, Gas & Consumable Fuels
Trident Resources Corp.(Canada),
Private Placement, expiring 1/01/15 (b)(c)
(Cost: $0; purchased 8/20/07)	499,039	47

TOTAL LONG-TERM INVESTMENTS
(Cost: $330,002,490)		$304,434,109

SHORT-TERM INVESTMENTS - 0.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund-
Taxable Money Market Series (e)
(Cost: $1,332,490)	1,332,490	1,332,490

	Notional Amount
PURCHASED OPTION OUTSTANDING
Call Option
Thrifts & Mortgage Finance
Federal Nat’l Mortgage Association, expiring 12/19/08 @ $15.00
(Cost: $703,900)	$7,200	36,000

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,036,390)		1,368,490
TOTAL INVESTMENTS (d) - 100%
(Cost: $332,038,880)		$305,802,599
LIABILITIES IN EXCESS OF OTHER ASSETS		(3,183)

NET ASSETS - 100%		$305,799,416

(a)	Non-income producing security.
(b)	Indicates an illiquid security.
(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $5,205,484. The aggregate value of $4,549,957 is approximately 1.5% of net assets.
(d)	As of September 30, 2008, two securities valued at $4,549,957 and representing 1.5% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Committee Members.
(e)	The Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Dryden Core Investment Fund - Taxable Money Market Series.

ADR- American Depository Receipt

CAD- Canadian Dollar

PIK- Payment in Kind

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3- significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$301,252,642	—
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	4,549,957	—

Total	$305,802,599	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$5,397,817
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(847,860)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 9/30/08	$4,549,957

VCA-2

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 24, 2008

*	Print the name and title of each signing officer under his or her signature.